Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – 97.6%
Equity Real Estate Investment Trusts (REITs) – 71.0%
Alexandria Real Estate Equities Inc	118,440	$19,137,535
Allied Properties Real Estate Investment Trust	228,608	9,167,913
American Homes 4 Rent	483,681	12,677,279
Americold Realty Trust	404,314	14,175,249
British Land Co PLC	660,000	5,583,768
Camden Property Trust	91,544	9,712,818
CubeSmart	254,496	8,011,534
Douglas Emmett Inc	278,925	12,244,807
Duke Realty Corp	415,168	14,393,875
Equity LifeStyle Properties Inc	147,457	10,379,498
Essential Properties Realty Trust Inc	256,174	6,355,677
Gecina SA	49,737	8,903,324
GLP J-Reit	2,855	3,545,098
Goodman Group	1,292,628	12,125,388
Granite Real Estate Investment Trust	190,494	9,680,217
Healthpeak Properties Inc	445,208	15,346,320
Industrial & Infrastructure Fund Investment Corp	2,288	3,489,705
Invincible Investment Corp	7,458	4,249,358
Keppel DC REIT	2,019,774	3,124,446
LaSalle Logiport REIT	2,221	3,297,564
Link REIT	950,000	10,058,651
Mapletree Industrial Trust	1,573,600	3,042,808
Mapletree Logistics Trust	3,396,100	4,394,775
MCUBS MidCity Investment Corp	5,865	6,370,306
Merlin Properties Socimi SA	490,000	7,029,207
MGM Growth Properties LLC	335,415	10,387,803
Mirvac Group	3,358,027	7,492,072
Nippon Prologis REIT Inc	1,613	4,103,767
Nomura Real Estate Master Fund Inc	1,914	3,269,867
Prologis Inc	254,435	22,614,854
Retail Opportunity Investments Corp	298,505	5,271,598
Rexford Industrial Realty Inc	298,754	13,644,095
Safestore Holdings PLC	364,733	3,893,397
SBA Communications Corp	32,225	7,765,903
Segro PLC	688,370	8,179,556
SITE Centers Corp	584,287	8,191,704
SL Green Realty Corp	79,769	7,329,176
Spirit Realty Capital Inc	182,300	8,965,514
Star Asia Investment Corp	4,525	4,869,040
Sun Communities Inc	91,990	13,807,699
UDR Inc	229,369	10,711,532
UNITE Group PLC	190,000	3,170,609
VICI Properties Inc	684,938	17,500,166
		377,665,472
Hotels, Restaurants & Leisure – 1.2%
Marriott International Inc/MD	43,577	6,598,865
Real Estate Management & Development – 25.4%
ADO Properties SA (144A)	66,834	2,406,258
Aroundtown SA	1,310,000	11,730,905
Ascendas India Trust	3,397,200	3,916,153
Ayala Land Inc	2,196,500	1,973,748
China Resources Land Ltd	4,232,000	21,073,642
Deutsche Wohnen SE	225,000	9,190,987
Entra ASA (144A)	231,031	3,817,041
Fastighets AB Balder*	137,674	6,369,521
Guangzhou R&F Properties Co Ltd	2,882,400	5,319,555
Helical PLC	970,000	6,089,317
Instone Real Estate Group AG (144A)*	211,633	5,233,975
Kerry Properties Ltd	1,923,000	6,108,248
Mitsui Fudosan Co Ltd	806,600	19,838,321
Prestige Estates Projects Ltd	669,622	3,174,509
Sun Hung Kai Properties Ltd	1,439,750	22,043,966
VGP NV	68,462	6,741,923
		135,028,069
Total Common Stocks (cost $448,662,817)		519,292,406

Shares		Value
Investment Companies – 2.1%
Money Markets – 2.1%
Fidelity Investments Money Market Treasury Portfolio, 1.2500%ºº (cost $11,098,827)	11,098,827	$11,098,827
Total Investments (total cost $459,761,644) – 99.7%		530,391,233
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		1,590,160
Net Assets – 100%		$531,981,393

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$266,322,328	50.2%
Japan	53,033,026	10.0
Hong Kong	38,210,865	7.2
Germany	28,562,125	5.4
United Kingdom	26,916,647	5.1
China	26,393,197	5.0
Australia	19,617,460	3.7
Canada	18,848,130	3.5
Singapore	14,478,182	2.7
France	8,903,324	1.7
Spain	7,029,207	1.3
Belgium	6,741,923	1.3
Sweden	6,369,521	1.2
Norway	3,817,041	0.7
India	3,174,509	0.6
Philippines	1,973,748	0.4

Total	$530,391,233	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	$108∆	$-	$-	$-

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	-	660,000	(660,000)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $11,457,274, which represents 2.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$519,292,406	$-	$-
Investment Companies	11,098,827	-	-
Total Assets	$530,391,233	$-	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.